BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of corporate borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2022				December 31, 2021
(MILLIONS EXCEPT AS NOTED)	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	5	$—	$—	N/A	5	$—	$—
Commercial paper	5.1	<1	249	249	N/A	N/A	—	—
Medium-Term Notes:
Series 4 (C$150)	5.8	14	111	114	5.8	15	118	154
Series 9 (C$400)	3.8	2	295	286	3.8	3	317	334
Series 10 (C$500)	3.6	4	369	350	3.6	5	396	421
Series 11 (C$475)	4.3	6	351	338	4.3	7	376	419
Series 12 (C$475)	3.4	7	351	316	3.4	8	376	399
Series 13 (C$300)	4.3	27	221	184	4.3	28	237	275
Series 14 (C$425)	3.3	28	314	218	3.3	29	336	332
Series 15 (C$400)(1)	5.9	10	295	307	—	—	—	—
	4.1	11	2,307	2,113	3.9	13	2,156	2,334
Total corporate borrowings			2,556	$2,362			2,156	$2,334
Add: Unamortized premiums(2)			2				3
Less: Unamortized financing fees(2)			(10)				(10)
Less: Current portion			(249)				—
			$2,299				$2,149
(1) Includes $7 million (2021: nil) outstanding to an associate of Brookfield. Refer to Note 30 - Related party transactions for more details.
(2) Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2022				December 31, 2021
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)(4)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric(2)	7.2	10	$8,813	$8,104	4.9	11	$8,541	$9,008
Wind	5.4	8	5,943	5,824	4.4	8	4,767	5,059
Utility-scale solar	5.6	13	4,625	4,502	4.1	13	4,303	4,561
Distributed energy & sustainable solutions	4.6	7	2,940	2,687	3.2	8	1,741	1,807
Total	6.1	10	22,321	$21,117	4.5	10	19,352	$20,435
Add: Unamortized premiums and discounts(3)			105				160
Less: Unamortized financing fees(3)			(124)				(132)
Less: Current portion			(2,027)				(1,818)
			$20,275				$17,562
(1)Includes $1,838 million (2021: $30 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $93 million (2021: $51 million) outstanding to an associate of Brookfield. Refer to Note 30 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
(4)Excluding non-permanent financings, total weighted-average term is 11 years.
Brookfield Renewable’s financing and refinancing completed for the year ended December 31, 2022 are as follows:

Period Closed	Region	Technology	Average Interest rate[1]		Maturity	Carrying Value
Q1 2022	Colombia	Hydroelectric	8.66%	Financing	2032	COP 200 billion ($53 million)
Q1 2022	Colombia	Hydroelectric	IPC	Financing	2029-2037	COP 356 billion ($95 million)
Q1 2022	Colombia	Hydroelectric	IBR	Financing	2032	COP 200 billion ($53 million)
Q1 2022	Brazil	Utility-scale solar	IPCA	Financing	2045	BRL 150 million ($29 million)
Q1 2022	China	Wind	4.90%	Financing	2037	CNY 835 million ($132 million)
Q1 2022	U.S.	Hydroelectric	3.62%	Refinancing	2032	$170 million
Q1 2022	U.S.	Hydroelectric	SOFR	Refinancing	2026	$35 million
Q2 2022	Brazil	Utility-scale solar	IPCA	Financing	2045	BRL 300 million ($63 million)
Q2 2022	Brazil	Wind	CDI	Financing	2024	BRL 500 million ($96 million)
Q2 2022	Europe	Utility-scale solar	3.36%	Refinancing	2039	€66 million ($70 million)
Q2 2022	U.S.	Utility-scale solar	SOFR	Financing	2025	$250 million
Q2 2022	U.S.	Various	SOFR	Refinancing	2029	$500 million
Q2 2022	U.S.	Distributed generation	5.23%	Financing	2029	$402 million
Q2 2022	China	Wind	4.60%	Financing	2039	CNY 290 million ($43 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2032	COP 400 billion ($97 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2030	COP 100 billion ($24 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2030	COP 50 billion (12 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2034	COP 100 billion ($24 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2027	COP 219 billion ($53 million)
Q2 2022	Colombia	Hydroelectric	IBR	Financing	2029	COP 594 billion ($144 million)
Q2 2022	Colombia	Hydroelectric	IBR	Refinancing	2030	COP 237 billion ($57 million)
Q3 2022	China	Wind	4.40%	Financing	2039	CNY 181 million ($25 million)
Q3 2022	China	Wind	4.40%	Financing	2039	CNY 262 million ($37 million)
Q3 2022	China	Utility-scale solar	4.40%	Financing	2040	CNY 107 million ($15 million)
Q3 2022	China	Wind	4.40%	Financing	2038	CNY 87 million ($12 million)
Q3 2022	Colombia	Hydroelectric	IBR	Financing	2030	COP 315 billion ($71 million)
Q3 2022	U.S.	Distributed generation	6.50%	Financing	2032	$14 million

Period Closed	Region	Technology	Average Interest rate[1]		Maturity	Carrying Value
Q3 2022	U.S.	Hydroelectric	SOFR	Refinancing	2024	$12 million
Q4 2022	China	Wind	4.40%	Financing	2039	CNY 241 million ($34 million)
Q4 2022	China	Wind	4.60%	Financing	2039	CNY 227 million ($32 million)
Q4 2022	China	Wind	4.40%	Financing	2040	CNY 214 million (31 million)
Q4 2022	Colombia	Hydroelectric	IBR	Financing	2032	COP 252 billion ($53 million)
Q4 2022	Chile	Various	SOFR	Financing	2034	$200 million
Q4 2022	U.S.	Distributed generation	SOFR	Financing	2023	$75 million
Q4 2022	U.S.	Hydroelectric	SOFR	Financing	2023	$100 million
Q4 2022	U.S.	Hydroelectric	SOFR	Financing	2037	$200 million
Q4 2022	U.S.	Hydroelectric	SOFR	Financing	2037	$175 million
Q4 2022	U.S.	Hydroelectric	SOFR	Financing	2029	$60 million
Q4 2022	India	Various	8.65%	Refinancing	2026-2035	INR 5 billion ($62 million)
Q4 2022	India	Various	8.95%	Financing	2038	INR 11 billion ($139 million)
Q4 2022	Canada	Hydroelectric	5.13%	Financing	2029	C$786 million ($580 million)
Q4 2022	Canada	Hydroelectric	CDOR	Financing	2023	C$300 million ($221 million)
Q4 2022	Brazil	Utility-scale solar	IPCA	Financing	2046	BRL 450 million ($87 million)
(1)Benchmarked financings bear a variable interest at the applicable rate plus a margin.

Summary of change in the unamortized financing fees and premiums
The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2022	2021
Corporate borrowings
Unamortized financing fees, beginning of year	$(10)	$(11)
Additional financing fees	(1)	—
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(10)	$(10)
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2022	2021
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(132)	$(122)
Additional financing fees	(49)	(40)
Amortization of financing fees	36	21
Foreign exchange translation and other	21	9
Unamortized financing fees, end of year	$(124)	$(132)
The following table outlines the change in the unamortized premiums of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2022	2021
Non-recourse borrowings
Unamortized premiums and discounts, beginning of year	$160	$63
Additional premiums and discounts	(13)	103
Amortization of premiums and discounts	(15)	(13)
Foreign exchange translation and other	(27)	7
Unamortized premiums and discounts, end of year	$105	$160

Summary of available portion of credit facilities
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2022	2021
Authorized corporate credit facilities and related party credit facilities(1)	$2,375	$2,375
Draws on corporate credit facilities(1)(2)	—	(24)
Authorized letter of credit facility	500	400
Issued letters of credit	(344)	(289)
Available portion of corporate credit facilities	$2,531	$2,462
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Relates to letter of credit issued on Brookfield Renewable’s corporate credit facilities of $1,975 million.

Summary of future repayments of Brookfield Renewables debt obligations, for each of the next five years
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows :

(MILLIONS)	2023	2024	2025	2026	2027	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$1,116	$697	$628	$880	$554	$4,938	$8,813
Wind	402	1,486	326	573	324	2,832	5,943
Utility-scale solar	314	420	296	343	222	3,030	4,625
Distributed energy & sustainable solutions	195	900	116	71	68	1,590	2,940
	$2,027	$3,503	$1,366	$1,867	$1,168	$12,390	$22,321

Summary of Brookfield Renewables borrowings
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Transfer to liabilities held for sale	Other(2)(3)	December 31
2022
Corporate borrowings	$2,149	545	—	—	—	(146)	$2,548
Non-recourse borrowings	$19,380	3,254	443	—	(171)	(604)	$22,302
2021
Corporate borrowings	$2,135	(3)	—	—	—	17	$2,149
Non-recourse borrowings	$15,947	3,177	869	(646)	—	33	$19,380
(1)Excludes $233 million (2021: $51 million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes $129 million (2021: $358 million) of non-recourse borrowings acquired through asset acquisitions.